J. Neil McMurdie Senior Counsel (860) 580-2824 Fax: (860) 580-4897 neil.mcmurdie@us.ing.com June 27, 2013

Rebecca Marquigny, Esq.
Office of Insurance Products
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Post-Effective Amendment No. 7 to Registration Statement on Form N-4
Prospectus Title: ING express Retirement Variable Annuity
File Nos. 333-167182 and 811-02512

Dear Ms. Marquigny:

This filing is on behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account
B. We are making this filing, Post-Effective Amendment No. 7 to the Registration Statement on Form N-
4, pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933. The securities are single premium deferred individual variable annuity contracts offered through the separate account.

The purpose of this Post-Effective Amendment No. 7 is to prevent Post-Effective Amendment No. 4 filed on February 20, 2013, Post-Effective Amendment No. 5 filed on April 29, 2013, and Post-Effective
Amendment No. 6 filed on May 30, 2013 to the Registration Statement on Form N-4 (File No. 333-
167182) from automatically going effective on June 28, 2013. We have received comments on Post-
Effective Amendment No. 4 from the Staff, and we are currently working to address them.

Please call or email me with your questions or comments.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095